NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CGTNKS
001-34760

June 4, 2010

Mr. Paul Dudek
Chief of the Office of International Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, The Cash Store Financial Services Inc./ Common shares, no par value and requests immediate acceleration of registration. Adequate distribution assured. Form 40-F received on June 1, 2010. Tentative listing date – June 8, 2010.

Sincerely,

Edwin